Non-operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Other Income, Nonoperating [Abstract]
Dividend income from marketable securities	$ 596	$ 238	$ 233
Interest income from available-for-sales securities	126	126	126
Interest income from bank deposits	372	535	596
Unrealized gain (loss) from marketable securities	(1,860)	954	(865)
Realized gain from sales of marketable securities	526	102
Rental income	793	600	260
Others	18	(2)	29
Non-operating income, net from continuing operations	$ 571	$ 2,553	$ 379